UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07605

T. Rowe Price Mid-Cap Value Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments

Mid-Cap Value Fund	March 31, 2015

T. Rowe Price Mid-Cap Value Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 92.8%		
CONSUMER DISCRETIONARY 10.4%		
Auto Components 0.2%		
Visteon (1)	236,100	22,760
		22,760
Diversified Consumer Services 1.1%		
Graham Holdings	29,443	30,905
Houghton Mifflin Harcourt (1)	1,006,100	23,623
Strayer Education (1)(2)	1,467,800	78,395
		132,923
Leisure Products 1.1%		
Mattel	4,847,500	110,765
Sankyo-Gunma (JPY)	724,300	25,792
		136,557
Media 4.4%		
Cablevision Systems, Class A	8,255,600	151,077
DreamWorks Animation, Class A (1)	1,017,700	24,628
News Corp, Class A (1)	8,736,961	139,879
Scholastic (2)	1,812,600	74,208
Tribune Media	2,461,600	149,690
		539,482
Multiline Retail 1.9%		
Kohl's	3,048,300	238,529
		238,529
Specialty Retail 0.7%		
Abercrombie & Fitch	1,776,600	39,157
CarMax (1)	85,600	5,907
Gap	861,000	37,307
		82,371

Textiles, Apparel & Luxury Goods 1.0%		
Coach	2,912,800	120,677
		120,677
Total Consumer Discretionary		1,273,299
CONSUMER STAPLES 7.8%		
Food & Staples Retailing 2.1%		
Kroger	525,200	40,262
Sysco	5,724,300	215,978
		256,240
Food Products 4.6%		
Archer-Daniels-Midland	1,182,700	56,060
Bunge Limited	3,103,200	255,579
Dean Foods	1,017,108	16,813
Flowers Foods	1,863,808	42,383
Kellogg	1,452,300	95,779
McCormick	912,600	70,371
Tootsie Roll Industries	803,138	27,242
		564,227
Household Products 0.4%		
Clorox	448,397	49,498
		49,498
Personal Products 0.7%		
Avon	10,014,000	80,012
		80,012
Total Consumer Staples		949,977
ENERGY 6.2%		
Energy Equipment & Services 0.7%		
Exterran Holdings	1,646,200	55,263

SEACOR Holdings (1)	465,697	32,445
		87,708
Oil, Gas & Consumable Fuels 5.5%		
Cameco	6,623,800	92,270
CONSOL Energy	4,107,903	114,569
Hess	500,600	33,976
Murphy Oil	2,376,100	110,726
Talisman Energy (CAD)	21,618,400	165,737
WPX Energy (1)(2)	14,489,812	158,374
		675,652
Total Energy		763,360
FINANCIALS 28.0%		
Banks 4.6%		
CIT Group	2,209,760	99,704
Commerce Bancshares	1,247,830	52,808
First Horizon National (2)	11,658,744	166,604
First Niagara Financial	12,931,500	114,315
SunTrust	1,412,500	58,040
WestAmerica Bank (2)	1,513,707	65,407
		556,878
Capital Markets 7.4%		
E*TRADE Financial (1)	10,688,960	305,223
Lazard, Class A, Partnership	3,635,400	191,186
Legg Mason	673,200	37,160
Northern Trust	3,973,840	276,778
Waddell & Reed Financial, Class A	1,901,771	94,214
		904,561
Consumer Finance 1.2%		
Ally Financial (1)	7,216,190	151,396
		151,396

Diversified Financial Services 1.0%		
Groupe Bruxelles Lambert (EUR)	167,498	13,872
PHH (1)(2)	4,557,800	110,162
		124,034
Insurance 9.8%		
CNA Financial	3,425,300	141,910
Enstar (1)	109,211	15,493
First American Financial	4,661,724	166,330
FNF	3,265,124	120,026
Kemper (2)	2,577,930	100,436
Loews	2,606,493	106,423
Marsh & McLennan	3,986,800	223,620
OneBeacon Insurance Group, Class A (2)	1,404,351	21,360
Progressive	3,240,000	88,128
White Mountains Insurance Group	255,979	175,223
Willis Group Holdings	865,700	41,709
		1,200,658
Real Estate Investment Trusts 2.8%		
AvalonBay Communities, REIT	268,200	46,734
Rayonier, REIT	5,216,800	140,645
Washington REIT	2,275,800	62,880
Weingarten Realty Investors, REIT	127,700	4,595
Weyerhaeuser, REIT	2,540,600	84,221
		339,075
Real Estate Management & Development 0.5%		
St. Joe (1)	3,634,759	67,461
		67,461
Thrifts & Mortgage Finance 0.7%		
Capitol Federal Financial	6,385,929	79,824
		79,824
Total Financials		3,423,887

HEALTH CARE 11.3%		
Health Care Equipment & Supplies 2.3%		
Haemonetics (1)	1,007,200	45,243
Hologic (1)	6,892,433	227,623
Thoratec (1)	182,000	7,624
		280,490
Health Care Providers & Services 4.4%		
HealthSouth	1,964,357	87,139
Humana	523,500	93,194
Quest Diagnostics	2,111,300	162,253
Select Medical Holdings (2)	8,237,565	122,163
Tenet Healthcare (1)	1,513,500	74,933
		539,682
Pharmaceuticals 4.6%		
Hospira (1)	4,518,500	396,905
Zoetis	3,486,900	161,409
		558,314
Total Health Care		1,378,486
INDUSTRIALS & BUSINESS SERVICES 9.7%		
Aerospace & Defense 2.7%		
Textron	7,576,800	335,880
		335,880
Air Freight & Logistics 2.5%		
C.H. Robinson Worldwide	2,667,000	195,278
Expeditors International of Washington	2,224,900	107,195
		302,473
Airlines 0.5%		
Southwest Airlines	1,314,353	58,226
		58,226

Commercial Services & Supplies 1.4%		
Cintas	2,076,100	169,472
		169,472
Construction & Engineering 0.8%		
KBR	7,148,400	103,509
		103,509
Machinery 0.9%		
Harsco	1,952,900	33,707
Ingersoll-Rand	265,700	18,089
Xylem	1,579,200	55,303
		107,099
Professional Services 0.9%		
ManpowerGroup	1,304,500	112,383
		112,383
Total Industrials & Business Services		1,189,042
INFORMATION TECHNOLOGY 3.7%		
Communications Equipment 0.4%		
ADTRAN (2)	2,783,100	51,960
		51,960
Electronic Equipment, Instruments & Components 0.4%		
AVX	3,219,200	45,938
		45,938
IT Services 0.2%		
Western Union	1,547,800	32,210
		32,210
Semiconductor & Semiconductor Equipment 2.7%		
Applied Materials	6,283,300	141,751
ASML Holding	298,582	30,166

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Mid-Cap Value Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Mid-Cap Value Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on June 28, 1996. The fund seeks to provide long-term capital appreciation by investing primarily in mid-sized companies that appear to be undervalued.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In June 2014, FASB issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2015:

There were no material transfers between Levels 1 and 2 during the period ended March 31, 2015.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2015, the cost of investments for federal income tax purposes was $9,528,541,000. Net unrealized gain aggregated $2,712,264,000 at period-end, of which $3,147,570,000 related to appreciated investments and $435,306,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Value Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 26, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 26, 2015

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 26, 2015